Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	$ 136
Ending Balance	186	$ 136
Computer Equipment [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	22
Ending Balance	20	22
Motor Vehicle [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	22
Ending Balance	14	22
Furniture and Fittings [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	32
Ending Balance	85	32
Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	60
Ending Balance	67	60
Cost [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	381	300
Additions	94	72
Transfer		22
Exchange differences	(5)	(13)
Ending Balance	470	381
Cost [Member] | Computer Equipment [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	101	95
Additions		10
Transfer
Exchange differences		(4)
Ending Balance	101	101
Cost [Member] | Motor Vehicle [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	124	106
Additions
Transfer		22
Exchange differences	(2)	(4)
Ending Balance	122	124
Cost [Member] | Furniture and Fittings [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	56	37
Additions	78	21
Transfer
Exchange differences	(1)	(2)
Ending Balance	133	56
Cost [Member] | Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	100	62
Additions	16	41
Transfer
Exchange differences	(2)	(3)
Ending Balance	114	100
Accumulated Depreciation [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	(245)	(202)
Depreciation charged	(52)	(47)
Transfer		(7)
Exchange differences	6	11
Ending Balance	(284)	(245)
Accumulated Depreciation [Member] | Computer Equipment [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	(79)	(70)
Depreciation charged	(10)	(12)
Transfer
Exchange differences	8	3
Ending Balance	(81)	(79)
Accumulated Depreciation [Member] | Motor Vehicle [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	(102)	(84)
Depreciation charged	(10)	(16)
Transfer		(7)
Exchange differences	4	5
Ending Balance	(108)	(102)
Accumulated Depreciation [Member] | Furniture and Fittings [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	(24)	(20)
Depreciation charged	(20)	(9)
Transfer
Exchange differences	(4)	5
Ending Balance	(48)	(24)
Accumulated Depreciation [Member] | Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	(40)	(28)
Depreciation charged	(12)	(10)
Transfer
Exchange differences	5	(2)
Ending Balance	$ (47)	$ (40)